EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Calculations of Basic and Diluted Earnings per Unit
The calculations of basic and diluted earnings per common unit are presented below:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of $, except per unit data)	2018	2017	2018	2017
Common unitholders' interest in net income	45,025	26,014	81,472	101,846
Less: distributions paid (1)	(28,213)	(39,991)	(109,121)	(119,973)
(Over)/under distributed earnings	16,812	(13,977)	(27,649)	(18,127)

Basic:
Weighted average Common Units outstanding (in thousands)	69,850	69,248	69,983	68,414
Diluted:
Weighted average Common Units outstanding (in thousands)	69,850	69,248	69,983	68,414
Earn-out units(2)	—	749	—	749
Common unit and common unit equivalents	69,850	69,997	69,983	69,163

Earnings per unit (basic and diluted):
Basic - Common unitholders	$0.64	$0.38	$1.16	$1.49
Diluted - Common unitholders	$0.64	$0.37	$1.16	$1.47

Cash distributions declared and paid in the period per common unit(3):	$0.58	$0.58	$1.73	$1.73
Subsequent event: Cash distributions declared and paid per common unit relating to the period(4):	$0.40	$0.58	$0.40	$0.58
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(1) Refers to distributions made or to be made in relation to the period, irrespective of the declaration and payment dates, and is based on the weighted average number of Common Units outstanding in the period.

(2) This relates to the Earn-Out units issued in connection with the IDR exchange transaction in October 2016 in which we exchanged our old Incentive Distribution Rights (“IDRs”) for new IDRs. See note 6.

(3) Refers to cash distributions declared and paid during the period.

(4) Refers to cash distributions declared relating to the period and paid subsequent to the period end.